Vanguard Global Credit Bond Fund

Schedule of Investments (unaudited)
As of July 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)

Albania (0.3%)
Sovereign Bonds (0.3%)
1,2	Republic of Albania	3.500%	6/16/27	600	722
Total Albania (Cost $675)					722

Australia (1.3%)
Corporate Bonds (1.3%)
2	Commonwealth Bank of Australia	3.743%	9/12/39	300	339
3	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	360	285
3	Macquarie Group Ltd.	3.250%	12/15/22	400	293
3,4	Macquarie Group Ltd., 3M Australian Bank
	Bill Rate + 1.150%	1.250%	12/15/22	600	429
3	Pacific National Finance Pty Ltd.	5.400%	5/12/27	370	291
3	Qantas Airways Ltd.	4.400%	10/10/23	310	228
3,5	Westpac Banking Corp.	4.334%	8/16/29	500	374
5	Westpac Banking Corp.	2.894%	2/4/30	750	769
Total Australia (Cost $2,891)					3,008
Austria (0.6%)
Corporate Bonds (0.6%)
1	JAB Holdings BV	2.500%	4/17/27	1,100	1,405
Total Austria (Cost $1,318)					1,405

Azerbaijan (0.3%)
Sovereign Bonds (0.3%)
	Republic of Azerbaijan	4.750%	3/18/24	600	647
Total Azerbaijan (Cost $644)					647

Belgium (0.6%)
Corporate Bonds (0.6%)
	Anheuser-Busch Cos. LLC \ Anheuser-Busch
	InBev Worldwide Inc.	4.700%	2/1/36	505	618
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	360
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	112
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	280
Total Belgium (Cost $1,222)					1,370
Bermuda (0.6%)
Sovereign Bonds (0.6%)
5	Bermuda	4.750%	2/15/29	1,150	1,345
Total Bermuda (Cost $1,153)					1,345

Brazil (1.1%)
Corporate Bonds (0.8%)
2	Banco Votorantim SA	4.375%	7/29/25	506	507
	Embraer Netherlands Finance BV	5.050%	6/15/25	700	648
	Vale Overseas Ltd.	6.250%	8/10/26	219	263
	Vale Overseas Ltd.	3.750%	7/8/30	360	386

1 Vale SA	3.750%	1/10/23	100	124
				1,928
Sovereign Bonds (0.3%)
Petrobras Global Finance BV	6.750%	6/3/50	675	722
Total Brazil (Cost $2,465)				2,650
Canada (2.9%)
Corporate Bonds (1.6%)
2 1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	20	21
2 1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	55	57
2 Air Canada	7.750%	4/15/21	18	18
Canadian Natural Resources Ltd.	2.950%	1/15/23	150	156
Canadian Natural Resources Ltd.	3.800%	4/15/24	125	135
Canadian Natural Resources Ltd.	3.900%	2/1/25	110	120
Cenovus Energy Inc.	3.000%	8/15/22	25	25
Cenovus Energy Inc.	5.375%	7/15/25	20	20
Enbridge Inc.	3.125%	11/15/29	130	140
Enbridge Inc.	4.000%	11/15/49	75	84
2 Mattamy Group Corp.	4.625%	3/1/30	10	10
2 MEG Energy Corp.	6.500%	1/15/25	19	19
Nutrien Ltd.	4.125%	3/15/35	70	81
Nutrien Ltd.	4.900%	6/1/43	140	176
Nutrien Ltd.	5.250%	1/15/45	60	79
Suncor Energy Inc.	3.100%	5/15/25	340	369
6 Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,313
TransCanada PipeLines Ltd.	3.750%	10/16/23	200	218
TransCanada PipeLines Ltd.	4.625%	3/1/34	325	395
TransCanada PipeLines Ltd.	4.750%	5/15/38	125	156
TransCanada PipeLines Ltd.	4.875%	5/15/48	75	101
				3,693
Sovereign Bonds (1.3%)
6 Canada	1.000%	9/1/22	1,400	1,062
6 Canada	4.000%	6/1/41	385	462
6 Canada	2.750%	12/1/48	300	326
2 Ontario Teachers' Cadillac Fairview
Properties Trust	3.875%	3/20/27	800	859
2 Ontario Teachers' Cadillac Fairview
Properties Trust	4.125%	2/1/29	350	390

				3,099
Total Canada (Cost $6,356)				6,792
Chile (0.3%)
Sovereign Bonds (0.3%)
Empresa Nacional del Petroleo	4.750%	12/6/21	600	621
Total Chile (Cost $604)				621

China (0.6%)
Sovereign Bonds (0.6%)
Sinopec Group Overseas Development 2017
Ltd.	3.250%	9/13/27	500	548
2 Sinopec Group Overseas Development 2018
Ltd.	2.950%	11/12/29	788	859
Total China (Cost $1,288)				1,407
Colombia (3.9%)
Sovereign Bonds (3.9%)
Ecopetrol SA	5.875%	9/18/23	525	579

	Ecopetrol SA	4.125%	1/16/25	1,250	1,302
	Republic of Colombia	4.000%	2/26/24	2,460	2,629
5	Republic of Colombia	4.500%	1/28/26	4,309	4,803
Total Colombia (Cost $9,130)					9,313
Croatia (0.2%)
Sovereign Bonds (0.2%)
1	Republic of Croatia	1.125%	6/19/29	140	169
1	Republic of Croatia	1.500%	6/17/31	240	294
Total Croatia (Cost $456)					463
Finland (0.5%)
Corporate Bonds (0.5%)
1,5	OP Corporate Bank plc	1.625%	6/9/30	1,060	1,261
Total Finland (Cost $1,239)					1,261

France (2.8%)
Corporate Bonds (2.8%)
1	Airbus Finance BV	1.375%	5/13/31	875	1,041
1	Auchan Holding SA	2.875%	1/29/26	500	601
2,5	BNP Paribas SA	2.819%	11/19/25	580	615
2,5	BNP Paribas SA	2.219%	6/9/26	250	260
1	Capgemini SE	2.000%	4/15/29	1,300	1,695
1	Carrefour SA	2.625%	12/15/27	1,800	2,418
Total France (Cost $6,055)					6,630
Germany (1.2%)
Corporate Bonds (1.2%)
7	Aroundtown SA	3.625%	4/10/31	800	1,115
2	Bayer US Finance II LLC	4.375%	12/15/28	275	325
3	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	500	367
2	Volkswagen Group of America Finance LLC	2.900%	5/13/22	200	207
2	Volkswagen Group of America Finance LLC	2.700%	9/26/22	650	676
2	Volkswagen Group of America Finance LLC	3.125%	5/12/23	200	212
Total Germany (Cost $2,727)					2,902
Honduras (0.2%)
Sovereign Bonds (0.2%)
	Republic of Honduras	6.250%	1/19/27	150	162
2	Republic of Honduras	5.625%	6/24/30	323	340
Total Honduras (Cost $483)					502
Hungary (0.4%)
Sovereign Bonds (0.4%)
1	Republic of Hungary	1.625%	4/28/32	700	869
Total Hungary (Cost $738)					869

India (0.4%)
Sovereign Bonds (0.4%)
	Export-Import Bank of India	3.875%	3/12/24	800	846
Total India (Cost $831)					846

Indonesia (0.8%)
Sovereign Bonds (0.8%)
1,2	Perusahaan Listrik Negara PT	1.875%	11/5/31	370	419
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	450	498
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	600	670
	Republic of Indonesia	4.450%	4/15/70	300	374

Total Indonesia (Cost $1,817)					1,961
Ireland (0.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2,5	Trafigura Securitisation Finance plc 2018-1A	3.730%	3/15/22	425	430

Corporate Bonds (0.3%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.500%	9/15/23	455	462
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	6.500%	7/15/25	50	53
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.450%	4/3/26	275	266
2	Virgin Media Vendor Financing Notes IV
	DAC	5.000%	7/15/28	15	16

					797
Total Ireland (Cost $1,203)					1,227
Israel (0.3%)
Sovereign Bonds (0.3%)
	State of Israel	4.500%	4/3/20	525	755
Total Israel (Cost $525)					755

Italy (0.3%)
Corporate Bonds (0.3%)
2	Intesa Sanpaolo SPA	3.250%	9/23/24	200	209
7	Intesa Sanpaolo SPA	2.500%	1/15/30	400	519
Total Italy (Cost $648)					728
Japan (2.1%)
Corporate Bonds (1.7%)
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	330	334
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	200	205
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	400	434
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	225	255
2	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	200	205
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	280
1	Takeda Pharmaceutical Co. Ltd.	1.375%	7/9/32	1,300	1,584
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	300	326
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	300	328
					3,951
Sovereign Bonds (0.4%)
8	Japan	0.100%	6/20/24	65,000	620
8	Japan	0.100%	12/20/26	30,000	287
8	Japan	0.100%	6/20/29	10,000	96
8	Japan	1.700%	9/20/33	6,000	68

					1,071
Total Japan (Cost $4,784)					5,022
Kazakhstan (0.3%)
Sovereign Bonds (0.3%)
	Republic of Kazakhstan	4.875%	10/14/44	500	664

Total Kazakhstan (Cost $525)					664
Kuwait (0.4%)
Sovereign Bonds (0.4%)
	State of Kuwait	3.500%	3/20/27	925	1,047

Total Kuwait (Cost $1,043)					1,047

Lithuania (0.2%)
Sovereign Bonds (0.2%)
	Republic of Lithuania	6.625%	2/1/22	400	435
Total Lithuania (Cost $417)					435

Luxembourg (1.7%)
Corporate Bonds (1.7%)
1	Blackstone Property Partners Europe
	Holdings Sarl	0.500%	9/12/23	2,850	3,322
1	Logicor Financing Sarl	3.250%	11/13/28	500	654
Total Luxembourg (Cost $3,882)					3,976
Macedonia (0.1%)
Sovereign Bonds (0.1%)
1,2	Republic of North Macedonia	3.675%	6/3/26	250	312
Total Macedonia (Cost $271)					312

Malaysia (0.6%)
Sovereign Bonds (0.6%)
	Petronas Capital Ltd.	3.500%	4/21/30	1,170	1,339
Total Malaysia (Cost $1,301)					1,139

Mexico (2.1%)
Corporate Bonds (0.9%)
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,000	1,049
2	Industrias Penoles SAB de CV	4.750%	8/6/50	420	437
2	Trust Fibra Uno	6.390%	1/15/50	600	610
					2,096
Sovereign Bonds (1.2%)
5	United Mexican States	3.900%	4/27/25	600	650
5	United Mexican States	4.750%	4/27/32	440	499
9	United Mexican States	10.000%	11/20/36	8,000	491
9	United Mexican States	8.500%	11/18/38	23,000	1,248

					2,888
Total Mexico (Cost $4,882)					4,984
Netherlands (1.4%)
Corporate Bonds (1.4%)
	Cooperatieve Rabobank UA	5.250%	8/4/45	250	363
7	NIBC Bank NV	3.125%	11/15/23	900	1,216
1	NIBC Bank NV	0.875%	7/8/25	1,300	1,506
2	OCI NV	5.250%	11/1/24	20	21
	Shell International Finance BV	2.375%	11/7/29	190	205
2	Trivium Packaging Finance BV	5.500%	8/15/26	5	5
2	Trivium Packaging Finance BV	8.500%	8/15/27	15	16
Total Netherlands (Cost $3,135)					3,332
Panama (1.9%)
Sovereign Bonds (1.9%)
5	Republic of Panama	4.000%	9/22/24	350	387
5	Republic of Panama	3.750%	3/16/25	3,705	4,066
Total Panama (Cost $4,391)					4,453
Peru (0.1%)
Sovereign Bonds (0.1%)
	Republic of Peru	7.350%	7/21/25	180	233

Total Peru (Cost $226)					233

Romania (0.5%)
Sovereign Bonds (0.5%)
	Republic of Romania	4.375%	8/22/23	950	1,022
1	Republic of Romania	3.375%	1/28/50	190	229
Total Romania (Cost $1,218)					1,251
Russia (0.6%)
Sovereign Bonds (0.6%)
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	400	428
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	200	223
	Russian Federation	4.750%	5/27/26	600	692
Total Russia (Cost $1,320)					1,343
Saudi Arabia (0.3%)
Sovereign Bonds (0.3%)
	Kingdom of Saudi Arabia	3.250%	10/22/30	400	442
10	KSA Sukuk Ltd.	3.628%	4/20/27	241	269
Total Saudi Arabia (Cost $668)					711
Serbia (0.5%)
Sovereign Bonds (0.5%)
1,2	Republic of Serbia	3.125%	5/15/27	611	765
1	Republic of Serbia	3.125%	5/15/27	350	438
Total Serbia (Cost $1,071)					1,203
South Africa (0.1%)
Sovereign Bonds (0.1%)
	Republic of South Africa	4.850%	9/27/27	300	297
Total South Africa (Cost $296)					297

South Korea (0.0%)
Corporate Bonds (0.0%)
2	Clark Equipment Co.	5.875%	6/1/25	13	14
Total South Korea (Cost $13)					14

Spain (2.4%)
Corporate Bonds (0.3%)
	Telefonica Emisiones SAU	4.103%	3/8/27	385	447
	Telefonica Emisiones SAU	4.665%	3/6/38	250	305
					752
Sovereign Bonds (2.1%)
1,2	Kingdom of Spain	1.250%	10/31/30	2,020	2,598
1,2	Kingdom of Spain	1.000%	10/31/50	1,930	2,201

					4,799
Total Spain (Cost $5,200)					5,551
Sweden (0.5%)
Corporate Bonds (0.5%)
1	Samhallsbyggnadsbolaget i Norden AB	1.000%	8/12/27	1,100	1,212
Total Sweden (Cost $1,090)					1,212

Switzerland (0.5%)
Corporate Bonds (0.5%)
	Novartis Capital Corp.	2.000%	2/14/27	150	160
2	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	400	413
2	UBS Group Funding Switzerland AG	4.125%	9/24/25	500	574

Total Switzerland (Cost $1,037)					1,147
Turkey (0.1%)
Sovereign Bonds (0.1%)
	Republic of Turkey	5.750%	5/11/47	325	256
Total Turkey (Cost $296)					256

United Arab Emirates (0.8%)
Sovereign Bonds (0.8%)
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,750	1,905
Total United Arab Emirates (Cost $1,890)					1,905

United Kingdom (6.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
2,4,5DELAM 2018-1, 1M USD LIBOR + 0.700%		0.887%	11/19/25	400	400

Corporate Bonds (5.5%)
	AstraZeneca plc	4.000%	1/17/29	225	272
	Barclays plc	3.684%	1/10/23	265	275
5	Barclays plc	3.932%	5/7/25	500	545
	Barclays plc	4.337%	1/10/28	275	312
	BAT Capital Corp.	4.700%	4/2/27	400	465
	BAT Capital Corp.	4.390%	8/15/37	625	713
	BAT Capital Corp.	4.540%	8/15/47	135	156
	BP Capital Markets plc	3.506%	3/17/25	50	56
	BP Capital Markets plc	3.279%	9/19/27	85	95
1	CNH Industrial Finance Europe SA	1.750%	3/25/27	700	822
	GlaxoSmithKline Capital plc	3.000%	6/1/24	250	272
7	Hastings Group Finance plc	3.000%	5/24/25	1,400	1,925
5	HSBC Holdings plc	2.633%	11/7/25	260	272
5	HSBC Holdings plc	2.099%	6/4/26	455	465
5,7	HSBC Holdings plc	3.000%	5/29/30	700	983
5	HSBC Holdings plc	2.848%	6/4/31	290	304
	HSBC Holdings plc	6.500%	9/15/37	125	176
5	Lloyds Banking Group plc	3.870%	7/9/25	275	302
	Natwest Group plc	3.875%	9/12/23	200	217
5	Natwest Group plc	4.269%	3/22/25	270	296
5	Natwest Group plc	3.073%	5/22/28	225	241
7	Phoenix Group Holdings	6.625%	12/18/25	435	670
7	Phoenix Group Holdings plc	5.625%	4/28/31	200	297
	RELX Capital Inc.	3.000%	5/22/30	100	111
1	SSE plc	1.750%	4/16/30	860	1,100
	Unilever Capital Corp.	2.600%	5/5/24	235	252
2	Virgin Media Finance plc	5.000%	7/15/30	10	10
2	Virgin Media Secured Finance plc	4.500%	8/15/30	6	6
	Vodafone Group plc	3.750%	1/16/24	190	209
	Vodafone Group plc	4.125%	5/30/25	230	263
	Vodafone Group plc	5.250%	5/30/48	335	453
7	WPP Finance SA	3.750%	5/19/32	300	420
					12,955
Sovereign Bonds (0.8%)
7	United Kingdom	1.750%	9/7/37	300	474
7	United Kingdom	4.500%	12/7/42	180	430
7	United Kingdom	3.250%	1/22/44	150	311
7	United Kingdom	1.500%	7/22/47	250	400

7	United Kingdom	3.500%	7/22/68	90	266

					1,881
Total United Kingdom (Cost $14,019)					15,236
United States (51.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.8%)
2,5	BAMLL Commercial Mortgage Securities
	Trust 2019-BPR	3.112%	11/5/32	100	94
5	COMM 2013-CCRE13 Mortgage Trust	4.887%	11/10/46	135	135
5	COMM 2015-CCRE27 Mortgage Trust	4.456%	10/10/48	135	139
2,5	EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	79	82
2,5	Fair Square Issuance Trust FSIT 2020-A	2.900%	9/20/24	100	100
2,5	Fontainebleau Miami Beach Trust 2019-
	FBLU	3.144%	12/10/36	30	30
2,5	Ford Credit Auto Owner Trust 2020-1	2.540%	8/15/31	100	99
2,5,11 Freddie Mac Structured Agency Credit Risk
	Debt Notes 2018-SPI1	3.723%	2/25/48	45	45
5	GM Financial Automobile Leasing Trust
	2020-1	2.280%	6/20/24	10	10
2,5	Houston Galleria Mall Trust 2015-HGLR	3.087%	3/5/37	203	207
2,5	Navient Student Loan Trust 2018-BA	3.610%	12/15/59	682	709
2,5	Santander Retail Auto Lease Trust 2020-A	2.520%	11/20/24	20	20
2,5	Stack Infrastructure Issuer LLC 2019-1A	4.540%	2/25/44	25	26
2,5	Tesla Auto Lease Trust 2018-B	4.360%	10/20/21	100	103
2,5	Textainer Marine Containers Limited 2019-A	3.960%	4/20/44	153	156
					1,955
Corporate Bonds (45.3%)
	3M Co.	3.700%	4/15/50	80	104
	Abbott Laboratories	4.900%	11/30/46	125	189
2	AbbVie Inc.	2.600%	11/21/24	185	197
2	AbbVie Inc.	2.950%	11/21/26	150	165
2	AbbVie Inc.	4.050%	11/21/39	210	258
	AbbVie Inc.	4.875%	11/14/48	185	254
2	AbbVie Inc.	4.250%	11/21/49	150	192
	AEP Transmission Co. LLC	4.250%	9/15/48	200	267
	Affiliated Managers Group Inc.	3.300%	6/15/30	135	144
	Aflac Inc.	3.250%	3/17/25	270	300
	Air Products and Chemicals Inc.	2.700%	5/15/40	125	141
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	290	292
	Allina Health System	3.887%	4/15/49	265	328
2	Allison Transmission Inc.	5.000%	10/1/24	3	3
2	Allison Transmission Inc.	4.750%	10/1/27	34	35
	Altria Group Inc.	2.350%	5/6/25	132	140
	Altria Group Inc.	4.400%	2/14/26	194	225
	Altria Group Inc.	4.800%	2/14/29	390	470
	Altria Group Inc.	5.375%	1/31/44	55	71
	Altria Group Inc.	5.950%	2/14/49	25	35
	Altria Group Inc.	4.450%	5/6/50	40	48
	Ameren Corp.	3.500%	1/15/31	150	174
	Ameren Illinois Co.	4.150%	3/15/46	75	100
2	American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	5	5
2	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	25	26
12	American Express Co.	3.000%	10/30/24	375	410
	American International Group Inc.	4.500%	7/16/44	140	172
	American International Group Inc.	4.800%	7/10/45	57	73
	American International Group Inc.	4.375%	6/30/50	202	248

	American Tower Corp.	2.900%	1/15/30	640	705
	Amgen Inc.	2.200%	2/21/27	125	134
	Amgen Inc.	3.150%	2/21/40	155	175
	Amgen Inc.	5.150%	11/15/41	250	355
	Amgen Inc.	3.375%	2/21/50	125	146
	Amgen Inc.	4.663%	6/15/51	65	92
	Anthem Inc.	3.125%	5/15/50	260	288
	Aon plc	4.600%	6/14/44	35	47
	Aon plc	4.750%	5/15/45	70	95
	Appalachian Power Co.	4.500%	3/1/49	100	132
12	Apple Inc.	3.850%	8/4/46	471	608
	Aramark Services Inc.	4.750%	6/1/26	60	60
2	Arconic Corp.	6.000%	5/15/25	7	7
2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	5.250%	4/30/25	14	15
2	Ardagh Packaging Finance plc / Ardagh
	Holdings USA Inc.	4.125%	8/15/26	5	5
2	Asbury Automotive Group Inc.	4.500%	3/1/28	19	19
2	Asbury Automotive Group Inc.	4.750%	3/1/30	10	10
	AT&T Inc.	3.400%	5/15/25	90	100
	AT&T Inc.	3.600%	7/15/25	5	6
	AT&T Inc.	3.875%	1/15/26	310	353
	AT&T Inc.	4.125%	2/17/26	107	123
	AT&T Inc.	4.350%	3/1/29	200	239
	AT&T Inc.	4.500%	5/15/35	65	78
	AT&T Inc.	4.900%	8/15/37	55	69
	AT&T Inc.	5.375%	10/15/41	100	128
	AT&T Inc.	4.300%	12/15/42	50	59
	AT&T Inc.	4.500%	3/9/48	200	244
	AT&T Inc.	3.650%	6/1/51	530	583
	AutoZone Inc.	3.625%	4/15/25	375	423
2	Avantor Funding Inc.	4.625%	7/15/28	5	5
2	Axalta Coating Systems LLC / Axalta Coating
	Systems Dutch Holding B BV	4.750%	6/15/27	10	10
	Ball Corp.	5.000%	3/15/22	10	10
	Ball Corp.	4.875%	3/15/26	10	11
5	Bank of America Corp.	3.864%	7/23/24	350	381
	Bank of America Corp.	4.000%	1/22/25	75	84
5	Bank of America Corp.	3.366%	1/23/26	239	264
5	Bank of America Corp.	1.319%	6/19/26	170	172
5	Bank of America Corp.	2.496%	2/13/31	450	478
5	Bank of America Corp.	1.898%	7/23/31	115	117
5	Bank of America Corp.	2.676%	6/19/41	170	181
5	Bank of America Corp.	4.083%	3/20/51	150	195
2	Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
2	Bausch Health Cos. Inc.	5.750%	8/15/27	14	15
2	Bausch Health Cos. Inc.	7.000%	1/15/28	40	44
2	Bausch Health Cos. Inc.	5.000%	1/30/28	7	7
	Becton Dickinson & Co.	4.685%	12/15/44	40	53
	Becton Dickinson & Co.	4.669%	6/6/47	40	54
2	Berkshire Hathaway Energy Co.	3.700%	7/15/30	130	158
2	Berkshire Hathaway Energy Co.	4.250%	10/15/50	50	68
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	62
	Berkshire Hathaway Inc.	3.125%	3/15/26	506	572
2	Berry Global Inc.	4.875%	7/15/26	40	42
	Biogen Inc.	3.150%	5/1/50	200	211
	BlackRock Inc.	1.900%	1/28/31	280	296
	Boeing Co.	2.700%	5/1/22	45	46

Boeing Co.	2.800%	3/1/24	30	31
Boeing Co.	4.875%	5/1/25	765	829
Boeing Co.	5.150%	5/1/30	400	438
Boston Scientific Corp.	1.900%	6/1/25	131	137
Boston Scientific Corp.	4.000%	3/1/29	85	100
Boston Scientific Corp.	4.700%	3/1/49	50	71
BP Capital Markets America Inc.	3.017%	1/16/27	120	132
BP Capital Markets America Inc.	3.588%	4/14/27	250	283
BP Capital Markets America Inc.	4.234%	11/6/28	45	54
BP Capital Markets America Inc.	3.000%	2/24/50	110	119
Bristol-Myers Squibb Co.	3.200%	6/15/26	290	325
Bristol-Myers Squibb Co.	3.400%	7/26/29	200	235
Brixmor Operating Partnership LP	4.050%	7/1/30	275	288
Broadcom Corp. / Broadcom Cayman
Finance Ltd.	3.875%	1/15/27	156	173
2 Broadcom Inc.	5.000%	4/15/30	120	142
2 Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	13	14
Burlington Northern Santa Fe LLC	3.400%	9/1/24	15	17
Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	264
Burlington Northern Santa Fe LLC	3.550%	2/15/50	140	177
Burlington Northern Santa Fe LLC	3.050%	2/15/51	105	123
2 BWX Technologies Inc.	4.125%	6/30/28	4	4
2 BY Crown Parent LLC / BY Bond Finance
Inc.	4.250%	1/31/26	2	2
2 Calpine Corp.	4.500%	2/15/28	38	39
2 Calpine Corp.	5.125%	3/15/28	30	31
2 Calpine Corp.	4.625%	2/1/29	5	5
2 Calpine Corp.	5.000%	2/1/31	3	3
2 Cameron LNG LLC	3.701%	1/15/39	135	153
5 Capital One Bank USA NA	2.280%	1/28/26	300	311
2 Cargo Aircraft Management Inc.	4.750%	2/1/28	15	15
2 Carnival Corp.	11.500%	4/1/23	22	24
2 Carrier Global Corp.	3.377%	4/5/40	260	277
Caterpillar Financial Services Corp.	2.625%	3/1/23	320	339
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	4.750%	3/1/30	40	43
2 CCO Holdings LLC / CCO Holdings Capital
Corp.	4.250%	2/1/31	10	10
CDW LLC / CDW Finance Corp.	4.125%	5/1/25	15	16
CDW LLC / CDW Finance Corp.	5.000%	9/1/25	6	6
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	27	29
Centene Corp.	4.750%	1/15/25	15	16
Centene Corp.	4.250%	12/15/27	30	32
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.500%	2/1/24	420	466
Charter Communications Operating LLC /
Charter Communications Operating
Capital	5.050%	3/30/29	130	158
Charter Communications Operating LLC /
Charter Communications Operating
Capital	4.800%	3/1/50	50	60
Charter Communications Operating LLC /
Charter Communications Operating
Capital	3.700%	4/1/51	250	264
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	420	479
Chevron Corp.	2.236%	5/11/30	75	81

2 Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP	3.400%	12/1/26	220	239
Chubb INA Holdings Inc.	4.350%	11/3/45	210	297
2 Churchill Downs Inc.	5.500%	4/1/27	35	37
2 Churchill Downs Inc.	4.750%	1/15/28	34	34
Cigna Corp.	4.375%	10/15/28	335	405
Cigna Corp.	4.800%	8/15/38	255	336
Cigna Corp.	3.400%	3/15/50	150	171
5 Citigroup Inc.	1.678%	5/15/24	975	1,001
Citigroup Inc.	3.200%	10/21/26	246	274
7 Citigroup Inc.	1.750%	10/23/26	1,400	1,887
5 Citigroup Inc.	3.668%	7/24/28	389	442
Citigroup Inc.	4.650%	7/23/48	50	70
City of Hope	4.378%	8/15/48	160	204
2 Clarios Global LP	6.750%	5/15/25	5	5
2 Clean Harbors Inc.	4.875%	7/15/27	25	26
2 Clean Harbors Inc.	5.125%	7/15/29	10	11
2 Clearway Energy Operating LLC	4.750%	3/15/28	29	31
CMS Energy Corp.	3.450%	8/15/27	350	392
CNH Industrial Capital LLC	1.950%	7/2/23	200	202
2 Colt Merger Sub Inc.	5.750%	7/1/25	2	2
2 Colt Merger Sub Inc.	8.125%	7/1/27	13	13
Comcast Corp.	3.150%	2/15/28	225	257
Comcast Corp.	4.150%	10/15/28	70	86
Comcast Corp.	2.650%	2/1/30	275	304
Comcast Corp.	4.400%	8/15/35	325	422
Comcast Corp.	3.250%	11/1/39	145	171
Comcast Corp.	4.700%	10/15/48	134	192
CommonSpirit Health	2.760%	10/1/24	100	105
Commonwealth Edison Co.	3.800%	10/1/42	115	144
2 CommScope Finance LLC	5.500%	3/1/24	4	4
2 CommScope Finance LLC	8.250%	3/1/27	12	13
2 CommScope Inc.	6.000%	3/1/26	8	9
2 CommScope Inc.	7.125%	7/1/28	6	6
Conagra Brands Inc.	4.850%	11/1/28	175	217
Concho Resources Inc.	4.375%	1/15/25	110	113
Connecticut Light & Power Co.	3.200%	3/15/27	520	583
Connecticut Light & Power Co.	4.000%	4/1/48	80	107
ConocoPhillips Co.	4.950%	3/15/26	100	121
ConocoPhillips Co.	4.300%	11/15/44	35	47
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	129
Constellation Brands Inc.	2.875%	5/1/30	120	131
Constellation Brands Inc.	3.750%	5/1/50	100	118
Crown Castle International Corp.	3.700%	6/15/26	555	630
Crown Castle International Corp.	5.200%	2/15/49	105	148
2 CSC Holdings LLC	5.375%	2/1/28	40	43
2 CSC Holdings LLC	5.750%	1/15/30	20	22
2 CSC Holdings LLC	4.625%	12/1/30	6	6
CSX Corp.	4.750%	11/15/48	240	341
CSX Corp.	3.800%	4/15/50	140	178
CVS Health Corp.	3.700%	3/9/23	315	338
CVS Health Corp.	3.000%	8/15/26	400	442
CVS Health Corp.	3.625%	4/1/27	400	458
CVS Health Corp.	4.780%	3/25/38	190	245
CVS Health Corp.	4.125%	4/1/40	260	317
CVS Health Corp.	5.050%	3/25/48	75	103
CVS Health Corp.	4.250%	4/1/50	25	32
Dana Inc.	5.375%	11/15/27	4	4

Dana Inc.	5.625%	6/15/28	9	9
2 DaVita Inc.	4.625%	6/1/30	25	27
DCP Midstream Operating LP	5.625%	7/15/27	6	6
2 Dell International LLC / EMC Corp.	6.100%	7/15/27	120	142
2 Dell International LLC / EMC Corp.	6.200%	7/15/30	18	22
Delta Air Lines Inc.	2.900%	10/28/24	12	10
2 Delta Air Lines Inc.	7.000%	5/1/25	40	43
Delta Air Lines Inc.	7.375%	1/15/26	15	15
DH Europe Finance II Sarl	2.600%	11/15/29	125	137
DH Europe Finance II Sarl	3.400%	11/15/49	200	242
Diamondback Energy Inc.	4.750%	5/31/25	30	33
Diamondback Energy Inc.	3.250%	12/1/26	220	225
Discovery Communications LLC	2.950%	3/20/23	331	348
Discovery Communications LLC	4.900%	3/11/26	390	457
Discovery Communications LLC	4.950%	5/15/42	150	182
Discovery Communications LLC	4.650%	5/15/50	55	66
Dominion Energy Inc.	3.375%	4/1/30	100	116
Dominion Energy Inc.	4.050%	9/15/42	170	208
Dominion Energy South Carolina Inc.	4.600%	6/15/43	80	109
1 Dow Chemical Co.	0.500%	3/15/27	890	1,000
1 Dow Chemical Co.	1.125%	3/15/32	500	555
Dow Chemical Co.	4.375%	11/15/42	180	209
2 DPL Inc.	4.125%	7/1/25	4	4
DTE Electric Co.	2.250%	3/1/30	145	157
DTE Electric Co.	3.700%	6/1/46	75	94
DTE Electric Co.	2.950%	3/1/50	85	98
DTE Energy Co.	2.600%	6/15/22	580	598
Duke Energy Carolinas LLC	5.300%	2/15/40	20	29
Duke Energy Carolinas LLC	4.250%	12/15/41	255	342
Duke Energy Corp.	3.750%	9/1/46	150	185
Duke Energy Corp.	3.950%	8/15/47	75	96
Duke Energy Florida LLC	1.750%	6/15/30	50	52
Duke Energy Florida LLC	3.400%	10/1/46	65	79
Duke Energy Indiana LLC	2.750%	4/1/50	75	83
Duke Energy Progress LLC	4.100%	5/15/42	130	169
DuPont de Nemours Inc.	4.205%	11/15/23	270	298
DuPont de Nemours Inc.	4.493%	11/15/25	195	227
DuPont de Nemours Inc.	5.319%	11/15/38	40	53
Enbridge Energy Partners LP	5.500%	9/15/40	50	63
Encompass Health Corp.	4.500%	2/1/28	26	27
2 Endeavor Energy Resources LP / EER
Finance Inc.	6.625%	7/15/25	4	4
2 Endeavor Energy Resources LP / EER
Finance Inc.	5.750%	1/30/28	15	15
Energy Transfer Operating LP	5.500%	6/1/27	170	187
Energy Transfer Operating LP	6.250%	4/15/49	70	75
Energy Transfer Partners LP	6.050%	6/1/41	65	68
Energy Transfer Partners LP	6.500%	2/1/42	65	71
Enstar Group Ltd.	4.950%	6/1/29	375	412
Entergy Louisiana LLC	3.250%	4/1/28	300	337
Entergy Louisiana LLC	2.900%	3/15/51	150	170
Entergy Texas Inc.	4.000%	3/30/29	75	89
Entergy Texas Inc.	3.550%	9/30/49	100	121
Enterprise Products Operating LLC	5.950%	2/1/41	80	106
Enterprise Products Operating LLC	4.850%	3/15/44	185	224
Enterprise Products Operating LLC	4.250%	2/15/48	75	87
Enterprise Products Operating LLC	4.800%	2/1/49	75	93
2 EQM Midstream Partners LP	6.500%	7/1/27	16	18

	EQT Corp.	3.000%	10/1/22	19	19
	Evergy Inc.	2.900%	9/15/29	375	414
	Eversource Energy	2.800%	5/1/23	470	494
	Eversource Energy	3.450%	1/15/50	125	149
	Exelon Corp.	3.400%	4/15/26	40	45
	Exelon Corp.	4.450%	4/15/46	215	278
2	Expedia Group Inc.	6.250%	5/1/25	22	24
2	Expedia Group Inc.	7.000%	5/1/25	10	11
2	Expedia Group Inc.	4.625%	8/1/27	20	21
	Exxon Mobil Corp.	2.610%	10/15/30	250	276
1	Exxon Mobil Corp.	1.408%	6/26/39	900	1,061
	Exxon Mobil Corp.	4.227%	3/19/40	155	198
	FedEx Corp.	4.250%	5/15/30	10	12
	FedEx Corp.	3.875%	8/1/42	30	33
	FedEx Corp.	5.250%	5/15/50	100	134
	Fiserv Inc.	3.500%	7/1/29	150	174
	Fiserv Inc.	4.400%	7/1/49	60	81
	Florida Power & Light Co.	4.125%	2/1/42	55	73
	Florida Power & Light Co.	3.800%	12/15/42	150	193
	Florida Power & Light Co.	3.150%	10/1/49	75	92
	FMC Corp.	4.500%	10/1/49	30	39
	Ford Motor Co.	8.500%	4/21/23	13	14
	Ford Motor Credit Co. LLC	2.979%	8/3/22	6	6
	Ford Motor Credit Co. LLC	3.087%	1/9/23	23	23
	Ford Motor Credit Co. LLC	5.125%	6/16/25	16	17
	Ford Motor Credit Co. LLC	3.815%	11/2/27	12	12
	Fox Corp.	3.050%	4/7/25	20	22
	Fox Corp.	4.709%	1/25/29	410	499
	Fox Corp.	5.476%	1/25/39	255	352
	Freeport-McMoRan Inc.	4.625%	8/1/30	20	21
2	Front Range BidCo Inc.	6.125%	3/1/28	20	21
2	Gartner Inc.	4.500%	7/1/28	16	17
2	GE Capital Funding LLC	3.450%	5/15/25	225	237
2	GE Capital Funding LLC	4.400%	5/15/30	275	289
	General Dynamics Corp.	3.250%	4/1/25	70	78
	General Dynamics Corp.	3.750%	5/15/28	520	618
	General Dynamics Corp.	4.250%	4/1/40	95	126
	General Dynamics Corp.	3.600%	11/15/42	85	105
	General Electric Co.	3.450%	5/1/27	205	215
	General Electric Co.	4.350%	5/1/50	55	57
	General Mills Inc.	4.700%	4/17/48	225	325
	General Motors Co.	5.400%	10/2/23	146	161
	General Motors Co .	6.125%	10/1/25	150	175
	General Motors Co.	5.200%	4/1/45	100	108
	General Motors Financial Co. Inc.	3.150%	6/30/22	400	412
	General Motors Financial Co. Inc.	5.200%	3/20/23	205	223
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	427
	General Motors Financial Co. Inc.	4.350%	1/17/27	208	225
2	Georgia-Pacific LLC	1.750%	9/30/25	245	257
	Gilead Sciences Inc.	4.150%	3/1/47	100	137
	Goldman Sachs Group Inc.	3.750%	5/22/25	774	864
5	Goldman Sachs Group Inc.	4.411%	4/23/39	182	232
3,4	Goldman Sachs Group Inc., 3M Australian
	Bank Bill Rate + 1.550%	1.645%	5/2/24	300	216
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	12	13
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	43	42
2	GPC Merger Sub Inc.	7.125%	8/15/28	5	5
2	Graphic Packaging International LLC	3.500%	3/15/28	15	15

HCA Inc.	5.375%	2/1/25	45	51
HCA Inc.	5.250%	6/15/26	95	112
HCA Inc.	5.375%	9/1/26	15	17
HCA Inc.	4.125%	6/15/29	130	151
HCA Inc.	3.500%	9/1/30	11	12
HCA Inc.	5.250%	6/15/49	105	139
Healthpeak Properties Inc.	3.000%	1/15/30	645	694
2 Hill-Rom Holdings Inc.	5.000%	2/15/25	15	16
2 Hill-Rom Holdings Inc.	4.375%	9/15/27	40	42
Hillenbrand Inc.	5.750%	6/15/25	7	8
2 Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	15	16
2 Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	11
Home Depot Inc.	3.900%	12/6/28	96	117
Home Depot Inc.	4.250%	4/1/46	30	40
Home Depot Inc.	3.900%	6/15/47	75	97
Home Depot Inc.	4.500%	12/6/48	75	106
Honeywell International Inc.	1.350%	6/1/25	720	745
Honeywell International Inc.	2.800%	6/1/50	155	181
Howmet Aerospace Inc.	6.875%	5/1/25	15	17
Intel Corp.	3.150%	5/11/27	300	343
Intel Corp.	4.750%	3/25/50	135	197
Intercontinental Exchange Inc.	2.100%	6/15/30	150	159
International Business Machines Corp.	3.300%	5/15/26	160	182
International Business Machines Corp.	4.000%	6/20/42	50	64
2 International Game Technology plc	6.250%	1/15/27	3	3
2 International Game Technology plc	5.250%	1/15/29	12	12
Interpublic Group of Cos. Inc.	3.750%	2/15/23	1,021	1,083
Intuit Inc.	0.950%	7/15/25	190	193
Intuit Inc.	1.350%	7/15/27	120	123
Invesco Finance plc	5.375%	11/30/43	55	68
Johnson Controls International plc	5.125%	9/14/45	28	37
5 JPMorgan Chase & Co.	4.023%	12/5/24	630	696
5 JPMorgan Chase & Co.	2.083%	4/22/26	300	314
5 JPMorgan Chase & Co.	3.540%	5/1/28	609	691
5 JPMorgan Chase & Co.	3.509%	1/23/29	30	34
5 JPMorgan Chase & Co.	3.882%	7/24/38	290	356
5 JPMorgan Chase & Co.	3.964%	11/15/48	70	90
5 JPMorgan Chase & Co.	3.109%	4/22/51	55	62
Kaiser Foundation Hospitals	3.150%	5/1/27	647	731
Kellogg Co.	4.500%	4/1/46	115	152
Keurig Dr Pepper Inc.	5.085%	5/25/48	50	73
Kimberly-Clark Corp.	3.100%	3/26/30	100	116
Kimco Realty Corp.	3.400%	11/1/22	100	104
Kinder Morgan Energy Partners LP	4.300%	5/1/24	300	332
Kinder Morgan Energy Partners LP	5.800%	3/15/35	160	197
Kinder Morgan Energy Partners LP	5.500%	3/1/44	70	86
Kinder Morgan Inc.	5.300%	12/1/34	125	153
Kinder Morgan Inc.	5.550%	6/1/45	25	33
2 Kraft Heinz Foods Co.	3.875%	5/15/27	20	22
2 Kraft Heinz Foods Co.	4.250%	3/1/31	10	11
Kroger Co.	2.650%	10/15/26	265	292
Kroger Co.	3.700%	8/1/27	125	146
Kroger Co.	3.875%	10/15/46	125	150
Kroger Co.	3.950%	1/15/50	150	186
2 L Brands Inc.	6.875%	7/1/25	5	5
L3Harris Technologies Inc.	4.400%	6/15/28	210	254
L3Harris Technologies Inc.	5.054%	4/27/45	30	42
Laboratory Corp. of America Holdings	3.250%	9/1/24	200	219

2	Ladder Capital Finance Holdings LLLP /
	Ladder Capital Finance Corp.	4.250%	2/1/27	12	10
	Lamar Media Corp.	5.750%	2/1/26	10	10
2	Lamar Media Corp.	3.750%	2/15/28	22	22
2	Lamar Media Corp.	4.875%	1/15/29	7	7
2	Lamar Media Corp.	4.000%	2/15/30	10	10
2	Lamb Weston Holdings Inc.	4.625%	11/1/24	10	10
2	Lamb Weston Holdings Inc.	4.875%	11/1/26	31	33
2	Lamb Weston Holdings Inc.	4.875%	5/15/28	10	11
	Lennar Corp.	5.250%	6/1/26	40	45
	Lennar Corp.	5.000%	6/15/27	15	17
2	Level 3 Financing Inc.	4.625%	9/15/27	67	70
2	Level 3 Financing Inc.	4.250%	7/1/28	10	10
2	Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
2	Live Nation Entertainment Inc.	6.500%	5/15/27	9	10
2	Live Nation Entertainment Inc.	4.750%	10/15/27	13	12
	Lockheed Martin Corp.	3.800%	3/1/45	165	215
	Lockheed Martin Corp.	4.700%	5/15/46	40	58
	Lowe's Cos. Inc.	3.100%	5/3/27	305	344
	Lowe's Cos. Inc.	4.050%	5/3/47	55	69
	LYB International Finance III LLC	2.875%	5/1/25	85	92
	LYB International Finance III LLC	3.375%	5/1/30	150	165
	Magellan Midstream Partners LP	4.200%	10/3/47	45	50
	Marathon Oil Corp.	5.200%	6/1/45	20	19
	Marathon Petroleum Corp.	4.750%	12/15/23	195	215
	Marathon Petroleum Corp.	4.700%	5/1/25	230	261
	Marathon Petroleum Corp.	3.800%	4/1/28	100	110
	Marathon Petroleum Corp.	4.750%	9/15/44	40	46
	Marriott International Inc.	5.750%	5/1/25	50	56
	Marriott International Inc.	4.625%	6/15/30	34	36
2	MasTec Inc.	4.500%	8/15/28	12	12
2	Match Group Holdings II LLC	4.625%	6/1/28	15	15
	McCormick & Co. Inc.	2.500%	4/15/30	200	218
	McDonald's Corp.	3.625%	9/1/49	150	177
	McDonald's Corp.	4.200%	4/1/50	175	224
	McKesson Corp.	3.950%	2/16/28	150	176
	Merck & Co. Inc.	3.400%	3/7/29	310	366
	Merck & Co. Inc.	1.450%	6/24/30	250	256
	MGM Growth Properties Operating Partnership
	LP / MGP Finance Co -Issuer Inc.	5.625%	5/1/24	8	9
2	MGM Growth Properties Operating Partnership
	LP / MGP Finance Co -Issuer Inc.	4.625%	6/15/25	25	26
	MGM Growth Properties Operating Partnership
	LP / MGP Finance Co -Issuer Inc.	4.500%	9/1/26	45	47
	Microsoft Corp.	2.525%	6/1/50	250	275
2,5	Mileage Plus Holdings LLC / Mileage Plus
	Intellectual Property Assets Ltd.	6.500%	6/20/27	24	25
	Mondelez International Inc.	2.750%	4/13/30	120	133
5	Morgan Stanley	2.720%	7/22/25	430	459
5	Morgan Stanley	2.188%	4/28/26	270	284
5	Morgan Stanley	3.591%	7/22/28	275	314
5	Morgan Stanley	2.699%	1/22/31	334	363
5	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	225
	MPLX LP	4.500%	4/15/38	100	106
	MPLX LP	4.700%	4/15/48	60	64
2	Mueller Water Products Inc.	5.500%	6/15/26	25	26
1	Mylan NV	3.125%	11/22/28	800	1,076
	National Retail Properties Inc.	2.500%	4/15/30	483	475

National Rural Utilities Cooperative Finance
Corp.	2.400%	3/15/30	180	198
National Rural Utilities Cooperative Finance
Corp.	4.300%	3/15/49	60	83
2 Nationwide Financial Services Inc.	3.900%	11/30/49	65	70
2 Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	143
2 NCR Corp.	8.125%	4/15/25	5	6
2 Nestle Holdings Inc.	4.000%	9/24/48	300	418
2 Netflix Inc.	3.625%	6/15/25	5	5
Netflix Inc.	4.875%	4/15/28	62	72
Newmont Corp.	2.800%	10/1/29	330	363
Newmont Corp.	2.250%	10/1/30	135	143
2 Nexstar Escrow Inc.	5.625%	7/15/27	40	43
NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	300	329
NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	105	122
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	129
Noble Energy Inc.	3.250%	10/15/29	50	56
Noble Energy Inc.	4.200%	10/15/49	40	50
Norfolk Southern Corp.	3.050%	5/15/50	200	225
Northern States Power Co.	6.250%	6/1/36	144	226
Northrop Grumman Corp.	4.400%	5/1/30	375	468
Northrop Grumman Corp.	4.030%	10/15/47	180	233
2 Novelis Corp.	4.750%	1/30/30	7	7
NRG Energy Inc.	7.250%	5/15/26	10	11
Nucor Corp.	2.000%	6/1/25	45	47
Nucor Corp.	2.700%	6/1/30	110	119
Occidental Petroleum Corp.	2.600%	8/13/21	15	15
Occidental Petroleum Corp.	2.700%	8/15/22	35	34
Occidental Petroleum Corp.	5.550%	3/15/26	16	16
Omega Healthcare Investors Inc.	5.250%	1/15/26	708	775
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	445	486
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	156
ONEOK Inc.	3.400%	9/1/29	130	127
Pacific Gas & Electric Co.	1.750%	6/16/22	560	561
Pacific Gas & Electric Co.	3.300%	12/1/27	100	106
Pacific Gas & Electric Co.	3.300%	8/1/40	25	25
Pacific Gas & Electric Co.	3.500%	8/1/50	35	36
PacifiCorp	4.150%	2/15/50	330	448
Packaging Corp. of America	4.050%	12/15/49	50	64
2 Panther BF Aggregator 2 LP / Panther
Finance Co. Inc.	8.500%	5/15/27	30	31
2 Parsley Energy LLC / Parsley Finance Corp.	5.250%	8/15/25	15	15
2 Pattern Energy Operations LP / Pattern
Energy Operations Inc.	4.500%	8/15/28	10	11
PECO Energy Co.	4.150%	10/1/44	130	171
PECO Energy Co.	3.900%	3/1/48	50	66
2 Performance Food Group Inc.	6.875%	5/1/25	10	11
2 Performance Food Group Inc.	5.500%	10/15/27	40	41
Pfizer Inc.	2.550%	5/28/40	300	331
PG&E Corp.	5.250%	7/1/30	16	17
Philip Morris International Inc.	4.250%	11/10/44	150	193
Phillips 66 Partners LP	3.605%	2/15/25	50	54
Plains All American Pipeline LP / PAA
Finance Corp.	4.500%	12/15/26	160	172
2 Post Holdings Inc.	5.000%	8/15/26	20	21
2 Post Holdings Inc.	5.750%	3/1/27	10	11
2 Post Holdings Inc.	4.625%	4/15/30	10	11
Procter & Gamble Co.	3.600%	3/25/50	40	54

1	Prologis Euro Finance LLC	1.500%	9/10/49	600	707
	Prudential Financial Inc.	3.935%	12/7/49	30	36
	Public Service Co. of Colorado	6.250%	9/1/37	160	250
	Public Service Co. of Colorado	3.200%	3/1/50	50	61
	Public Service Electric & Gas Co.	3.600%	12/1/47	100	127
	Public Service Electric & Gas Co.	3.200%	8/1/49	100	122
	PulteGroup Inc.	5.500%	3/1/26	45	52
	PulteGroup Inc.	5.000%	1/15/27	15	17
2	Qorvo Inc.	4.375%	10/15/29	25	27
2	Rattler Midstream LP	5.625%	7/15/25	7	7
	Raytheon Technologies Corp.	3.950%	8/16/25	15	17
2	Raytheon Technologies Corp.	3.500%	3/15/27	410	467
	Raytheon Technologies Corp.	4.125%	11/16/28	300	360
	Raytheon Technologies Corp.	4.625%	11/16/48	300	422
	Regency Energy Partners LP / Regency
	Energy Finance Corp.	4.500%	11/1/23	310	329
2,4	Reynolds Group Issuer Inc. / Reynolds
	Group Issuer LLC / Reynolds Group Issuer
	Lu, 3M USD LIBOR + 3.500%	3.775%	7/15/21	50	50
2	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
2	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
2	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	5	6
	Sabine Pass Liquefaction LLC	6.250%	3/15/22	300	320
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	210	253
	Sabra Health Care LP	5.125%	8/15/26	875	929
2	Sabre GLBL Inc.	9.250%	4/15/25	15	17
2	SBA Communications Corp.	3.875%	2/15/27	9	9
2	Seagate HDD Cayman	4.125%	1/15/31	100	108
2	Sealed Air Corp.	4.000%	12/1/27	10	10
2	Securian Financial Group Inc.	4.800%	4/15/48	390	478
	Sempra Energy	3.250%	6/15/27	170	192
	Sempra Energy	4.000%	2/1/48	25	30
	Sherwin-Williams Co.	4.200%	1/15/22	183	191
	Sherwin-Williams Co.	4.500%	6/1/47	110	147
	Silgan Holdings Inc.	4.125%	2/1/28	45	46
	Simon Property Group LP	3.500%	9/1/25	270	297
	Simon Property Group LP	2.650%	7/15/30	255	260
2	Sirius XM Radio Inc.	4.625%	7/15/24	10	11
2	Sirius XM Radio Inc.	5.000%	8/1/27	10	11
2	Sirius XM Radio Inc.	4.125%	7/1/30	6	6
	Southern California Edison Co.	4.000%	4/1/47	70	83
	Southern California Edison Co.	4.875%	3/1/49	20	26
	Southwest Airlines Co.	2.625%	2/10/30	350	318
	Sprint Corp.	7.125%	6/15/24	50	58
	Sprint Corp.	7.625%	3/1/26	5	6
2	SS&C Technologies Inc.	5.500%	9/30/27	13	14
2	Standard Industries Inc.	4.375%	7/15/30	10	11
	Stanley Black & Decker Inc.	2.300%	3/15/30	125	135
	Starbucks Corp.	3.500%	11/15/50	125	141
2,5	State Street Corp.	2.825%	3/30/23	40	41
	Steel Dynamics Inc.	2.400%	6/15/25	35	36
	Steel Dynamics Inc.	3.450%	4/15/30	325	363
2	Summit Materials LLC / Summit Materials
	Finance Corp.	5.250%	1/15/29	5	5
	Sunoco Logistics Partners Operations LP	4.250%	4/1/24	150	158
	Sysco Corp.	5.650%	4/1/25	131	155
2	T-Mobile USA Inc.	3.500%	4/15/25	285	315
	T-Mobile USA Inc.	4.500%	2/1/26	29	30

2	T-Mobile USA Inc.	3.875%	4/15/30	300	343
2	T-Mobile USA Inc.	4.375%	4/15/40	150	183
2	T-Mobile USA Inc.	4.500%	4/15/50	90	113
	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.	6.500%	7/15/27	50	54
2	Tenet Healthcare Corp.	4.625%	9/1/24	5	5
2	Tenet Healthcare Corp.	7.500%	4/1/25	5	6
2	Tenet Healthcare Corp.	4.875%	1/1/26	40	42
2	Tenet Healthcare Corp.	5.125%	11/1/27	15	16
	Time Warner Cable LLC	4.500%	9/15/42	55	64
	TJX Cos. Inc.	2.250%	9/15/26	200	215
	Toyota Motor Credit Corp.	1.800%	2/13/25	400	418
2	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	98
2	TransDigm Inc.	8.000%	12/15/25	5	5
2	TransDigm Inc.	6.250%	3/15/26	25	26
	TransDigm Inc.	5.500%	11/15/27	37	35
	TRI Pointe Group Inc.	5.700%	6/15/28	20	22
	Truist Financial Corp.	2.500%	8/1/24	225	241
2	Twitter Inc.	3.875%	12/15/27	35	37
	Tyson Foods Inc.	3.550%	6/2/27	300	342
	Tyson Foods Inc.	4.350%	3/1/29	130	158
	Union Electric Co.	4.000%	4/1/48	105	139
	Union Electric Co.	3.250%	10/1/49	100	119
	Union Pacific Corp.	3.500%	6/8/23	30	32
	Union Pacific Corp.	2.150%	2/5/27	640	688
	Union Pacific Corp.	3.950%	9/10/28	300	361
	Union Pacific Corp.	3.250%	2/5/50	107	126
	Union Pacific Corp.	3.750%	2/5/70	50	61
	United Rentals North America Inc.	4.625%	10/15/25	55	57
	United Rentals North America Inc.	3.875%	11/15/27	25	26
13	United Rentals North America Inc.	3.875%	2/15/31	10	10
	UnitedHealth Group Inc.	2.375%	8/15/24	525	562
	UnitedHealth Group Inc.	3.375%	4/15/27	734	847
14	UnitedHealth Group Inc.	3.875%	12/15/28	270	327
	UnitedHealth Group Inc.	2.750%	5/15/40	100	112
	UnitedHealth Group Inc.	4.375%	3/15/42	280	376
2	Upjohn Inc.	1.650%	6/22/25	156	161
2	Upjohn Inc.	3.850%	6/22/40	250	285
	US Bancorp	1.450%	5/12/25	235	244
2	Vail Resorts Inc.	6.250%	5/15/25	34	37
	Valero Energy Corp.	2.850%	4/15/25	50	53
	Valero Energy Corp.	4.350%	6/1/28	70	81
	Valero Energy Corp.	4.900%	3/15/45	30	37
	VEREIT Operating Partnership LP	3.400%	1/15/28	160	165
	Verisk Analytics Inc.	4.000%	6/15/25	275	315
	Verizon Communications Inc.	3.000%	3/22/27	250	281
	Verizon Communications Inc.	4.016%	12/3/29	140	171
	Verizon Communications Inc.	4.400%	11/1/34	175	225
1	Verizon Communications Inc.	2.875%	1/15/38	600	893
	Verizon Communications Inc.	4.812%	3/15/39	150	205
	Verizon Communications Inc.	3.850%	11/1/42	100	126
	Verizon Communications Inc.	4.862%	8/21/46	150	214
	ViacomCBS Inc.	4.750%	5/15/25	160	184
	ViacomCBS Inc.	4.950%	1/15/31	250	302
	ViacomCBS Inc.	4.375%	3/15/43	300	331
	Virginia Electric & Power Co.	3.150%	1/15/26	75	84
	Virginia Electric & Power Co.	2.950%	11/15/26	240	267
	Virginia Electric & Power Co.	2.875%	7/15/29	270	306

	Virginia Electric & Power Co.	4.200%	5/15/45	50	67
2	Vistra Operations Co. LLC	5.500%	9/1/26	10	11
2	Vistra Operations Co. LLC	5.625%	2/15/27	10	11
2	Vistra Operations Co. LLC	5.000%	7/31/27	38	40
	VMware Inc.	4.700%	5/15/30	70	82
	Walt Disney Co.	3.350%	3/24/25	40	45
	Walt Disney Co.	3.000%	2/13/26	220	245
	Walt Disney Co.	3.700%	3/23/27	70	81
	Walt Disney Co.	6.650%	11/15/37	160	247
	Walt Disney Co.	3.500%	5/13/40	125	144
	Walt Disney Co.	3.600%	1/13/51	100	118
5	Wells Fargo & Co.	2.406%	10/30/25	431	452
5	Wells Fargo & Co.	2.188%	4/30/26	475	496
1,5	Wells Fargo & Co.	1.741%	5/4/30	1,500	1,852
5	Wells Fargo & Co.	2.879%	10/30/30	375	407
5	Wells Fargo & Co.	3.068%	4/30/41	360	392
5	Wells Fargo & Co.	5.013%	4/4/51	80	115
7	Wells Fargo Bank NA	5.250%	8/1/23	1,600	2,350
2	WESCO Distribution Inc.	7.250%	6/15/28	31	34
	Western Digital Corp.	4.750%	2/15/26	39	42
	Western Midstream Operating LP	5.050%	2/1/30	55	56
2	William Carter Co.	5.500%	5/15/25	28	30
	Williams Cos. Inc.	3.750%	6/15/27	125	137
	Williams Cos. Inc.	6.300%	4/15/40	65	84
	Willis North America Inc.	2.950%	9/15/29	125	136
	Willis North America Inc.	3.875%	9/15/49	70	86
	WPX Energy Inc.	5.875%	6/15/28	5	5
	WPX Energy Inc.	4.500%	1/15/30	20	19
2	WR Grace & Co-Conn	4.875%	6/15/27	6	6
	WRKCo Inc.	4.650%	3/15/26	245	288
	WRKCo Inc.	4.000%	3/15/28	40	46
	WRKCo Inc.	3.900%	6/1/28	120	137
	Xcel Energy Inc.	3.300%	6/1/25	275	304
	Xcel Energy Inc.	3.500%	12/1/49	120	146
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	288
	Zoetis Inc.	3.000%	5/15/50	190	214
					106,958
Taxable Municipal Bonds (0.6%)
	California Institute of Technology	3.650%	9/1/19	400	471
15	New Jersey Economic Development
	Authority Revenue (State Pension
	Funding)	7.425%	2/15/29	550	685
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	300	355
					1,511
U.S. Government and Agency Obligations (5.1%)
¤,5	Ginnie Mae II Pool	2.000%	9/1/50	4,600	4,799
¤,5	UMBS Pool	2.500%	8/1/50–9/1/50	4,900	5,140
5	UMBS Pool	2.000%	9/1/50	1,000	1,034
14,16 United States Treasury Note/Bond		1.125%	2/28/22	1,000	1,015
11,988
Total United States (Cost $114,648)					122,412

				Shares
Temporary Cash Investments (10.2%)
Money Market Fund (10.2%)

17 Vanguard Market Liquidity Fund
(Cost $24,075)	0.194%	240,753	24,075
Total Investments (105.8%) (Cost $236,166)			249,834
Other Assets and Liabilities -Net (-5.8%)			(13,679)
Net Assets (100%)			236,155
Cost is in $000s.

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of July 31, 2020.
1 Face amount denominated in euro.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate value of these securities was $25,876,000, representing 11.0% of net assets.
3 Face amount denominated in Australian dollars.
4 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are dete rmined by the issuer or agent based on current market conditions.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Face amount denominated in Canadian dollars.
7 Face amount denominated in British pounds.
8 Face amount denominated in Japanese yen.
9 Face amount denominated in Mexican pesos.
10 Guaranteed by the Kingdom of Saudi Arabia.
11 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
12 Securities with a value of $655,000 have been segregated as initial margin for open futures contracts.
13 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of
July 31, 2020.
14 Securities with a value of $111,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp .
16 Securities with a value of $30,000 have been segregated as initial margin for open centrally cleared swap contracts.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
							($000)
							Value and
					Number of		Unrealized
				Long (Short)		Notional	Appreciation
			Expiration		Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bobl			September 2020		96	15,293	64
2-Year U.S. Treasury Note			September 2020		50	11,049	11
Euro-Schatz			September 2020		67	8,853	7
Euro-Bund			September 2020		14	2,928	7
10-Year Canadian Government Bond			September 2020		18	2,079	13
30-Year U.S. Treasury Bond			September 2020		9	1,641	21
Euro-Buxl			September 2020		4	1,059	7
5-Year Canadian Government Bond			September 2020		5	477	2
							132

Short Futures Contracts
5-Year U.S. Treasury Note			September 2020		(109)	(13,748)	(30)
Euro-OAT			September 2020		(48)	(9,541)	(42)
10-Year U.S. Treasury Note			September 2020		(32)	(4,482)	(19)
Ultra 10-Year U.S. Treasury Note			September 2020		(27)	(4,300)	(21)
Euro-BTP			September 2020		(17)	(2,944)	(3)
Ultra Long U.S. Treasury Bond			September 2020		(4)	(911)	(2)
Long Gilt			September 2020		(3)	(544)	1
							(116)
							16

Forward Currency Contracts
	Contract					Unrealized	Unrealized
Settlement				Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley Capital
Services LLC	8/4/20	EUR	4,272	USD	4,875	158	—
BNP Paribas	7/22/22	JPY	249,482	USD	2,485	—	(121)
Citigroup Global Markets
Inc.	8/4/20	EUR	983	USD	1,143	14	—
Morgan Stanley Capital
Services LLC	8/4/20	GBP	88	USD	115	—	—
BNP Paribas	9/2/20	USD	34,613	EUR	29,254	128	—
Citibank, N.A.	8/4/20	USD	27,059	EUR	24,076	—	(1,303)
BNP Paribas	9/2/20	USD	13,277	GBP	10,115	35	—

Citibank, N.A.	8/4/20	USD	11,828	GBP	9,571	—	(700)
Morgan Stanley Capital
Services LLC	8/4/20	USD	4,943	EUR	4,367	—	(199)
BNP Paribas	9/1/20	USD	3,057	CAD	4,094	—	—
BNP Paribas	8/4/20	USD	3,041	CAD	4,131	—	(43)
HSBC Bank USA, N.A.	8/4/20	USD	2,828	EUR	2,427	—	(31)
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	121	—
Citibank, N.A.	8/5/20	USD	2,405	AUD	3,493	—	(90)
J.P. Morgan Securities LLC	8/4/20	USD	1,517	EUR	1,321	—	(39)
BNP Paribas	8/4/20	USD	1,461	EUR	1,290	—	(59)
BNP Paribas	9/2/20	USD	1,076	JPY	113,684	1	—
Citibank, N.A.	8/4/20	USD	1,053	JPY	113,584	—	(20)
BNP Paribas	9/2/20	USD	1,053	MXN	23,449	4	—
Standard Chartered Bank	9/2/20	USD	915	EUR	776	1	—
BNP Paribas	8/4/20	USD	875	EUR	742	1	—
Goldman Sachs Bank USA	8/4/20	USD	552	MXN	12,243	2	—
HSBC Bank USA, N.A.	8/4/20	USD	482	MXN	10,899	—	(7)
Barclays Bank plc	8/4/20	USD	356	EUR	311	—	(11)
BNP Paribas	8/4/20	USD	263	GBP	209	—	(11)
Standard Chartered Bank	9/2/20	USD	226	GBP	172	—	—
J.P. Morgan Securities LLC	9/1/20	USD	138	CAD	184	—	—
J.P. Morgan Securities LLC	8/4/20	USD	115	GBP	93	—	(7)
Standard Chartered Bank	9/2/20	USD	32	AUD	45	—	—
Citibank, N.A.	8/4/20	USD	13	MXN	307	—	(1)
Citibank, N.A.	8/4/20	USD	3	NZD	5	—	—
BNP Paribas	9/2/20	USD	3	NZD	5	—	—
						465	(2,642)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NZD—New Zealand dollar.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
				Received		Appreciation
	Termination	Notional Amount		(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-HY-S34-V1	6/20/25	USD	384	5.000	10	2
CDX-NA-IG-S34-V1	6/20/25	USD	2,775	1.000	39	58
						60
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[1]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
Russian
Federation/Ba1	6/20/25	GSI	775	1.000	(2)	(53)	51	—

Credit Protection Purchased
Republic of
Columbia	6/20/25	GSI	3,345	(1.000)	40	334	—	(294)
Republic of
Columbia	6/20/25	JPMC	3,700	(1.000)	44	380	—	(336)
Republic of
Columbia	6/20/25	JPMC	325	(1.000)	4	37	—	(33)
Republic of
South Africa	6/20/25	MSCS	450	(1.000)	42	61	—	(19)
Republic of
Turkey	6/20/25	JPMC	835	(1.000)	157	133	24	—
Total					287	945	24	(682)

Total					285	892	75	(682)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.

At July 31, 2020, the counterparties had deposited in segregated accounts securities with a value of
$300,000 and cash of $19,000 in connection with open forward currency contracts and open over-the-
counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers suc h factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’
primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the
Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent t hird party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Options: The fund invests in options contracts on futures to adjust its exposure to the underlying investments. The primary risk associated with purchasing options is that if interest rates move in such a way that the option is out-of-the-money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling options is that if interest rates move in such a way that the option is in-the-money, the counterparty exercises the option, and the fund loses an amount equal to the market value of the option written less the premium received.

The fund invests in options on futures, which are exchange-traded. Counterparty risk involving exchange-
traded options on futures is mitigated because a regulated clearingho use is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades options on futures on an exchange, monitors the financial strength of its clearing brokers and clearinghouses, and has entered into clearing agreements with its clearing brokers.

Options contracts on futures are valued at their quoted daily settlement prices. The premium paid for a purchased option is recorded as an asset that is subsequently adjusted daily to the current market value of the option purchased. The premium received for a written option is recorded as an asset with an equal liability that is subsequently adjusted daily to the current market value of the option written. Fluctuations in the value of the options are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The fund had no open options contracts at July 31, 2020.

F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange -
traded options. Credit risk involves the possibility that a counterparty may default on its obliga tion to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out -of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-

money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

The fund had no open swaptions contracts at July 31, 2020.

G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event
(such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre -agreed-
upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation
(depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default
(including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged.
Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

H. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31,
2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Sovereign Bonds	—	49,360	—	49,360
Corporate Bonds	—	160,115	—	160,115
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,785	—	2,785
Taxable Municipal Bonds	—	1,511	—	1,511
U.S. Government and Agency Obligations	—	11,988	—	11,988
Temporary Cash Investments	24,075	—	—	24,075
Total	24,075	225,759	—	249,834
Derivative Financial Instruments
Assets
Futures Contracts[1]	102	—	—	102
Forward Currency Contracts	—	465	—	465
Swap Contracts	—	75	—	75
Total	102	540	—	642
Liabilities
Futures Contracts[1]	81	—	—	81
Forward Currency Contracts	—	2,642	—	2,642
Swap Contracts	2[1]	682	—	684
Total	83	3,324	—	3,407
1 Represents variation margin on the last day of the reporting period.